DISPOSAL OF SUBSIDIARIES (Details Narrative) ¥ in Millions, $ in Millions		12 Months Ended
	Feb. 21, 2023 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 30, 2022 CNY (¥)	Dec. 31, 2021 shares	Sep. 03, 2020 shares	Sep. 02, 2020 shares
IfrsStatementLineItems [Line Items]
Ordinary shares voted	5,678,430
Ordinary shares voted	10,035,188	3,251,917	3,251,917	805,785		597,610	3,100,000	9,200,000
Gain on disposal of subsidiaries | ¥			¥ 73.8
Net asset value [member]
IfrsStatementLineItems [Line Items]
Selling price | $		$ 8.5
Debt securities [member]
IfrsStatementLineItems [Line Items]
Debt instrument fair value				$ 8.5	¥ 8.5